SIGNIFICANT RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SIGNIFICANT RELATED PARTY TRANSACTIONS

30 SIGNIFICANT RELATED PARTY TRANSACTIONS

In addition to the related party information disclosed elsewhere in the financial statements, the following significant transactions between the Group and related parties took place on terms agreed between the parties during the financial year:

	2023	2024	2025
	S$	S$	S$

Associate (disposed in the year)
Research income	183,518	115,277	24,167

Related parties
Research income	-	-	11,962
Rental income	-	-	8,423
Proceeds from sale of equity investment	-	95,775	200,000
Purchase consideration for acquisition of equity investment	-	-	18,210
Loan receivable	-	-	30,068

Compensation of directors and key management personnel

The remuneration of directors and key management personnel during the year were as follows:

	2023	2024	2025
	S$	S$	S$

Salaries and bonus	410,699	470,850	349,907
Directors’ fees	89,830	108,900	81,848
Defined contribution plans	46,762	51,845	40,476
Other short-term benefits	7,028	9,906	5,740
Share-based compensation	-	-	182,862
Total	554,319	641,501	660,833

Analyzed by:
Directors of the Company	323,112	453,601	277,210
Other key management personnel	231,207	187,900	383,623
Total	554,319	641,501	660,833

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025